UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	June 1, 2020 to June 30, 2020

Commission File Number of issuing entity:	333-206176-01, 333-181466, 333-229815-01

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-206176, 333-181466-01, 333-229815

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2015-4, Class A	☐	☐	☒	___________
Series 2015-4, Class B	☐	☐	☒	___________
Series 2016-2, Class A	☐	☐	☒	___________
Series 2016-2, Class B	☐	☐	☒	___________
Series 2016-2, Class C	☐	☐	☒	___________
Series 2017-2, Class A	☐	☐	☒	___________
Series 2017-2, Class B	☐	☐	☒	___________
Series 2017-2, Class C	☐	☐	☒	___________
Series 2018-1, Class A	☐	☐	☒	___________
Series 2018-1, Class B	☐	☐	☒	___________
Series 2018-1, Class C	☐	☐	☒	___________
Series 2018-2, Class A	☐	☐	☒	___________
Series 2018-2, Class B	☐	☐	☒	___________
Series 2018-2, Class C	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, and 99.5.

Trust Performance[1]
	Jun 2020	May 2020	Apr 2020	3-Month Avg
Gross Trust Yield	24.88%	27.38%	26.39%	26.22%
Gross Charge-Off Rate	4.84%	5.28%	5.77%	5.30%
Gross Charge-Off Rate Excluding Fraud	4.65%	5.06%	5.52%	5.08%
Net Charge-Off Rate Excluding Fraud	3.87%	4.17%	4.61%	4.22%
Trust Excess Spread Percentage	16.53%	18.34%	16.81%	17.23%
Payment Rate	17.26%	15.96%	16.50%	16.58%

Delinquency Data
1-29 Days Delinquent	1.80%	1.76%	2.14%	1.90%
30-59 Days Delinquent	0.44%	0.55%	0.65%	0.55%
60-89 Days Delinquent	0.43%	0.47%	0.55%	0.48%
90-119 Days Delinquent	0.39%	0.44%	0.46%	0.43%
120-149 Days Delinquent	0.39%	0.40%	0.42%	0.40%
150-179 Days Delinquent	0.33%	0.34%	0.39%	0.35%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$7.8	$7.9	$8.3	$8.0

1In accordance with its credit and collection policies, the Servicer has granted forbearances to certain accounts in connection with the COVID-19 pandemic.  Those accounts receiving forbearance relief may not advance to the next delinquency cycle, including eventually to charge-off, in the same timeframe that would have occurred had the forbearance relief not been granted.  Thus, delinquency data set forth in this Form 10-D and in the Monthly Noteholder's Statements relating to the July 2020 Payment Date may be impacted by an increased amount of forbearances granted in connection with the COVID-19 pandemic.

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2019	2020
January	28	28
February	28	26
March	28	30
April	28	28
May	28	28
June	28	28
July	29	28
August	27	28
September	28	29
October	28	25
November	26	30
December	30	28

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period June 1, 2020 through June 30, 2020. The most recent Form ABS-15G filed by the Securitizer was filed on February 12, 2020. The CIK number of the Securitizer is 0001226006.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for July 15, 2020 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for July 15, 2020 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-2, for July 15, 2020 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-1, for July 15, 2020 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-2, for July 15, 2020 Payment Date.

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: July 15, 2020	By:	/s/ Andrew Lee
Name: Andrew Lee
Title: Vice President